Equity	12 Months Ended
Mar. 31, 2023
Disclosure of equity and share based arrangement [Abstract]
Equity [Text Block]

20. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

On May 24, 2022, the Company proceeded with the consolidation of its common shares on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares. The common shares, options, warrants and RSU's have been retroactively adjusted for impact of the share consolidation by the Company.

During the year ended March 31, 2023, the Company:

  Issued 624,250 common shares pursuant to the vesting of 624,250 restricted share-units. An amount of $1,750,792 was reallocated from reserves to share capital in connection with the vesting of these restricted share-units.
  Issued 1,306,476 common shares (the "ATM Shares") pursuant to the ATM Equity Program for gross proceeds of $3,941,736 (C$5,235,413). The ATM Shares were sold at prevailing market prices, for an average price per ATM Share of C$4.01. Pursuant to the Equity Distribution Agreement, a cash commission of $119,983 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Equity Distribution Agreement.
  Subsequent to the year ended March 31, 2023, the Company issued 480,500 common shares (the "2023 ATM Shares") pursuant to the 2023 ATM Equity Program for gross proceeds of C$2,362,172 ($1,763,134). The 2023 ATM shares were sold at prevailing market prices, for an average price per 2023 ATM Share of C$4.92. Pursuant to the 2023 Equity Distribution Agreement, a cash commission of $53,494 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the 2023 Equity Distribution Agreement.
  Subsequent to the year ended March 31, 2023, the Company issued 14,900 common shares upon the exercise of restricted share units (Note 20 (e))

During the year ended March 31, 2022, the Company:

  Issued 219,824 common shares for proceeds of C$2,198,240 ($1,735,458) pursuant to the exercise of 219,824 options at a price of C$10.00 per option, issued 100,000 common shares for proceeds of C$310,000 ($247,663) pursuant to the exercise of 100,000 options at a price of C$3.10 per option, issued 50,000 common shares for proceeds of C$72,500 ($56,442) pursuant to the exercise of 50,000 options at a price of C$1.45 per option and issued 17,000 common shares for proceeds of C$25,500 ($20,428) pursuant to the exercise of 17,000 options at a price of C$1.50 per option. An amount of $1,195,058 was reallocated from share capital to reserves in connection with the exercise of these options.
  Issued 290,800 common shares with a value of $771,063 pursuant to the vesting of 290,800 restricted share-units. An amount of $70,042 was reallocated from reserves to share capital in connection with the vesting of these restricted share-units.
  Issued 2,174,500 common shares (the "ATM Shares") pursuant to the ATM Equity Program for gross proceeds of C$43,588,175 ($34,956,134). The ATM Shares were sold at prevailing market prices, for an average price per ATM Share of C$19.44. Pursuant to the Equity Distribution Agreement, a cash commission of $1,048,683 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Equity Distribution Agreement.
  Issued 800,000 common shares with a value of $12,726,694 pursuant to the investment made in Valor Inc. and issued 213,354 common shares with a value of $1,849,745 pursuant to the investment in Titan.io.
  Issued 1,000,000 common shares with value of C$23,255,434 ($18,559,804) in connection with the acquisition of GPU Atlantic Inc. (Note 5).

(c) Stock options

The Company has established a rolling Stock Option Plan (the "Plan"). Under the Plan, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. The maximum term of each option shall not be greater than 10 years. The exercise price of each option shall not be less than the market price of the Company's shares at the date of grant. Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.

Following is a summary of changes in stock options outstanding for the year ended March 31, 2023:

			Weighted average
	Outstanding		exercise price
Balance, March 31, 2021	2,830,839	C$	4.33
Granted	415,000		20.05
Cancelled	(12,500)		1.45
Exercised	(386,824)		6.74
Balance, March 31, 2022	2,846,515	C$	6.31
Granted	415,200		5.66
Expired	(133,300)		1.50
Forfeited	(55,000)		18.97
Balance, March 31, 2023	3,073,415	C$	6.20

The stock options outstanding and exercisable as at March 31, 2023, are as follows:

Outstanding	Exercisable		Exercise price	Expiry date
2,000	2,000	C$	15.70	February 11, 2026
10,000	10,000		14.95	June 4, 2026
415,200	121,100		5.66	August 26, 2027
1,000,000	1,000,000		1.50	September 14, 2027
24,615	24,615		10.00	October 11, 2027
50,000	50,000		10.00	March 26, 2028
400,000	400,000		3.10	September 18, 2028
100,000	100,000		1.35	December 21, 2028
500,000	500,000		1.45	February 10, 2030
20,000	20,000		1.90	May 29, 2030
1,600	1,600		10.80	December 24, 2030
200,000	200,000		25.00	February 23, 2031
30,000	30,000		25.15	April 6, 2031
60,000	52,500		18.35	April 29, 2031
180,000	54,000		18.50	October 7, 2031
60,000	25,000		25.35	November 10, 2031
20,000	12,500		21.00	December 9, 2031
3,073,415	2,603,315

(d) Warrants

Following is a summary of changes in warrants outstanding for the year ended March 31, 2023:

	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2021	1,250,000	C$	13.25
Issued**	2,323,727		28.13
Balance, March 31, 2022 and 2023	3,573,727	C$	22.92

The warrants outstanding and exercisable as at March 31, 2023, are as follows:

Outstanding		Exercisable		Exercise price	Expiry date
250,000	*	80,000	C$	6.20	May 22, 2023
300,000	**	300,000	C$	15.55	July 12, 2023
1,000,000		1,000,000	C$	15.00	January 12, 2024
1,917,050		1,917,050	C$	30.00	May 30, 2024
106,677	***	106,677	C$	30.00	September 15, 2024
3,573,727		3,403,727

* Of the 250,000 warrants granted as part of the Norway Acquisition, 80,000 vest upon the receipt of all regulatory permits required to commence construction of a digital currency mining data centre in Ballangen, Norway. A further 90,000 warrants vest upon the commencement of the mining of digital currency or other revenue generating activity on the property. Subsequent to the year ended March 31, 2023, these warrants have expired unexercised.

** For the year ended March 31, 2022, the Company issued 300,000 warrants as consideration for mining equipment. Each full warrant entitles the holder to acquire one common share for C$15.55 for a period of 2 years. The warrants were valued at $2,030,045 using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 0.46%; an expected volatility of 105%; an expected life of 2.00 years; a forfeiture rate of zero; and an expected dividend of zero.

*** On December 1, 2021, the Company issued 106,677 warrants as consideration for an investment in Titan.io. Each Warrant is exercisable for one share on or before September 15, 2024, at an exercise price of C$30.00 per Share.

On November 30, 2021, the Company completed an agreement with Stifel GMP as lead underwriter and sole book runner to include a syndicate of underwriters (the "Underwriters"), whereby the Underwriters will purchase, on a bought-deal basis, 3,834,100 special warrants of the Company (the "Special Warrants") at a price of C$30.00 per Special Warrant for aggregate gross proceeds to the Company of C$115,023,000 (the "Offering").

On January 12, 2022, each Special Warrant was deemed to be exercised into one Unit comprised of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant being a "Warrant"). Each Warrant is exercisable for one share on or before May 30, 2024, at an exercise price of C$30.00 per Share.

(e) Restricted share-units

The Company has established a Restricted Share Unit Plan (the "RSU Plan"). Under the RSU Plan, together with any other share compensation arrangement, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. Currently, the RSU Plan has a limit of 10 million shares, which is not rolling. The Board may in its own discretion, at any time, and from time to time, grant RSUs to any employee, director or consultant of the Company or its subsidiaries (collectively, "Eligible Persons"), other than persons conducting investor relations activities, from time to time by the Board, subject to the limitations set forth in the RSU Plan. The Board may designate one or more performance periods under the RSU Plan. In respect of each designated performance period and subject to the terms of the RSU Plan, the Board may from time to time establish the grant date and grant to any Eligible Person one or more RSUs as the Board deems appropriate.

The fair value of restricted share-units (RSUs) is generally measured as the grant date price of the Company's share.

Following is a summary of changes in restricted share units outstanding for the year ended March 31, 2023:

Outstanding
Balance, March 31, 2021	356,800
Granted	8,000
Cancelled	(12,500)
Exercised	(290,800)
Balance, March 31, 2022	61,500
Granted	2,641,280
Cancelled	(150,000)
Exercised	(624,250)
Balance, March 31, 2023	1,928,530

Subsequent to March 31, 2023, the Company issued 14,900 common shares under the RSU plan upon the exercise of restricted share units.

(f) Share-based compensation

During the year ended March 31, 2023, $3,231,076 (2022 - $5,775,390) of share-based compensation expense was recognized in relation to the vesting of options, and $5,147,272 (2022 - $977,860) of share-based compensation expense was recognized in relation to the vesting of RSU's.

During the year ended March 31, 2023, the Company:

  On August 26, 2022 granted 415,200 stock options to employees and officers with an exercise price of C$5.66 per share and an expiry date of August 26, 2027, which vest monthly over a 24 month period.
  On August 26, 2022 granted 1,425,280 RSUs to employees and officers with a fair value of C$5.66 per share, of which 43,200 RSUs vest quarterly over a 24 month period and the remainder vest monthly over a 24 month period.
  On December 9, 2022 granted 16,000 RSUs to an officer with a fair value of C$2.62 per share vesting quarterly over a 12 month period.
  On January 11, 2023 granted 1,200,000 RSUs to directors and an officer with a fair value of C$3.10 per share vesting quarterly over a 12 month period.

 The following weighted average assumptions were used for the valuation of the stock options:

	Fiscal Years
	2023	2022
Risk-free interest rate	3.05%	1.10%
Expected life (years)	5.00	9.88
Annualized volatility	131%	105%
Dividend rate	0.00%	0.00%